CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ 3,493	¥ 22,621	¥ (59,814)	¥ (37,771)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustment	2,780	18,008	1,249	(45)
Comprehensive income (loss)	$ 6,273	¥ 40,629	¥ (58,565)	¥ (37,816)